Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the National Municipal Bond Fund and the Ohio Municipal Bond Fund, has announced changes to the portfolio management structures of the Funds, effective November 12, 2010.  The new management structures are described in the supplement to the Prospectus below.

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The Victory Portfolios

National Municipal Bond Fund
Ohio Municipal Bond Fund

Supplement dated November 8, 2010
to the Prospectus dated March 1, 2010

1.	The following replaces in its entirety the paragraph following the heading Portfolio Manager on page 5 of the Prospectus.

Paul A. Toft is the Chief Investment Officer Municipal Investments and Managing Director of the Adviser, and is the portfolio manager of the Fund. He has been a portfolio manager of the Fund since 1994.

2.	The following replaces in its entirety the paragraph following the heading Portfolio Manager page 11 of the Prospectus.

Paul A. Toft is the Chief Investment Officer Municipal Investments and Managing Director of the Adviser, and is the portfolio manager of the Fund. He has been a portfolio manager of the Fund since 1994.

3.	The following replaces in its entirety the section following the heading Portfolio Management found on page 22.

Paul A. Toft is the portfolio manager of the Funds.

Mr. Toft is the Chief Investment Officer Municipal Investments and a Managing Director of the Adviser. Mr. Toft is a Chartered Financial Analyst Charter Holder.

Portfolio Manager listed for each Fund is primarily responsible for the day-to-day management of the Fund's portfolio.

The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-TEFI-PRO (3/10) SUPP1

Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the Core Bond Fund, has determined, with the approval of the Fund's Board of Trustees, that it is in the best interests of the Fund and its shareholders to manage the Fund's portfolio using a passive investment strategy.  The new strategy is described in this supplement and will take effect on November 12, 2010.  Notwithstanding the strategy as described below, for a period of 60 days from the date of this supplement, the Adviser will continue, under normal circumstances, to invest at least 80% of the Fund's net assets in income producing securities with an average effective maturity between 5-15 years. To reflect the new investment strategy, the Fund's name will change to Core Bond Index Fund.

The Prospectus for the Fund for Income is being revised to reflect changes in the portfolio management of the Fund.

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The Victory Portfolios

Core Bond Fund
Fund for Income

Supplement dated November 8, 2010
to the Prospectus dated March 1, 2010

1.	Please delete all references to the “Core Bond Fund” and replace with “Core Bond Index Fund (formerly known as the Core Bond Fund)”.

2.	The following modifies the table and footnote found under the heading Fund Fees and Expenses on page 1 of the Prospectus

Shareholder Fees (paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares.)	0.48%	0.22%
Total Annual Fund Operating Expenses	0.98%	0.72%
Fee Waiver/Expense Reimbursement	(0.33)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement1	0.65%	0.30%

1  The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, so that the total annual operating expenses (excluding certain items) of Class A shares do not exceed 0.65%, and Class I shares do not exceed 0.30%, until at least February 28, 2012.

VF-TXFI-SUPP1

3.	The following replaces in its entirety the Fees and Expenses of the Fund example table found on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$265	$474	$699	$1,348
Class I	$31	$188	$359	$855

4. The following replaces in its entirety the section titled Principle Investment Strategy found on page 3 of the Prospectus.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in a portfolio of debt securities that is designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital US Aggregate Bond Index (“the Index”). Under normal circumstances the Fund will invest at least 80% of its net assets in securities included in the Index. The Fund will notify its shareholders at least 60 days before changing this policy. For the purposes of this policy, “net assets” includes any borrowings for investment purposes.

The portfolio will not hold every one of the more than 8,000 securities in the Index. To attempt to match the risk and return characteristics of the Index as closely as possible, the portfolio is invested in a statistically selected sample of the securities found in the Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

The Fund may also hold short-term debt securities and money market instruments.

There is no guarantee that the Fund will achieve its objective.

5.	The following is inserted as the last sentence of the second paragraph of the Principle Risks section found on page 3 of the Prospectus.

The fund does not track the performance of the index due to fees, expenses, transaction costs and other factors that does not allow the fund to match the Index.

6.	The following replaces in its entirety the paragraph following the heading Portfolio Manager on page 5 of the Prospectus.

Ernest C. Pelaia is Chief Investment Officer Passive Investments and a Director of the Adviser and is the portfolio manager of the Fund. He has been a portfolio manager of the Fund since November 2010.

7.	The following replaces in its entirety the paragraph following the heading Portfolio Manager page 11 of the Prospectus.

Heidi L. Adelman is Chief Investment Officer Mortgage Investments and is a Director of the Adviser, and is the portfolio manger of the Fund. She has been a portfolio manager of the Fund since March 2006.

VF-TXFI-SUPP1

8.	The following replaces in its entirety the section Principle Investment Strategy for the Core Bond found on page 13 of the Prospectus.

Core Bond Fund: In making investment decisions, the adviser, is attempting to replicate, as closely as possible, before the deduction of expenses, the performance of the Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

The Barclays Capital U.S. Aggregate Bond Index includes investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. Investment-grade securities are rated in the four highest rating categories (AAA to BBB -). Bonds are represented in the index in proportion to their market value.

9.	Please delete the section heading “Credit Default Swaps” and the paragraph that follows found on page 17 of the Prospectus.

10.	The following replaces in its entirety the chart following the heading Risk Factors found on page 18 of the Prospectus.

	Core Bond Fund	Fund For Income
Market and manager risk	✓	✓
Indexing risk	✓
Debt security risk	✓	✓
Mortgage-related risk	✓	✓

11.	Please replace the section heading “Risks associated with active trading” and the paragraph that follows on page 18 with the following;

Risks associated with Indexing:

Indexing risk. An index fund’s performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses, transaction costs that the index itself does not and must maintain a certain level of liquidity to meet shareholder redemptions. The fund uses sampling techniques investing in a representative selection of securities included in the index rather than all securities in the index so the composition of its portfolio may diverge from that of the index. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

12. Please delete the section heading “Risks associated with investing in below-investment grade securities” and the paragraph that follows found on page 20 of the Prospectus.

13.	The following replaces in its entirety the section following the heading Portfolio Management found on page 21 of the Prospectus and continuing on page 22.

Ernest C. Pelaia is the portfolio manager of the Core Bond Index Fund.

VF-TXFI-SUPP1

Mr. Pelaia is Chief Investment Officer Passive Investments and a Director of the Adviser and has been associated with the Adviser since 1999. He has been a portfolio manager of the Fund since November 2010.

Heidi L. Adelman is the portfolio manager of the Fund for Income.

Ms. Adelaman is Chief Investment Officer Mortgage Investments and a Director with the Adviser. She has been with the Adviser or an affiliate since 1995. Her focus is investment strategy involving asset-backed, commercial and residential mortgage-backed securities.

Portfolio Managers listed for each Fund are primarily responsible for the day-to-day management of the Fund's portfolio.

The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-TXFI-SUPP1

Dear Shareholder:

Victory Capital Management Inc., the investment adviser to the Balanced Fund, has determined, with the approval of the Fund's Board of Trustees, that it is in the best interests of the Fund and its shareholders to manage the debt portion of the Fund's portfolio using a passive investment strategy.  The new strategy is described in this supplement and will take effect on November 12, 2010.

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The Victory Portfolios

Balanced Fund
Investment Grade Convertible Fund

Supplement dated November 8, 2010
to the Prospectus dated March 1, 2010

1.	The following modifies the table and footnote found under the heading Fund Fees and Expenses on page 1 of the Prospectus

Shareholder Fees (paid directly from your investment)	Class A		Class C		Class I		Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		NONE		NONE		NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE		1.00%		NONE		NONE
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.00%		1.00%		0.00%		0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.54%		1.44%		0.26%		0.52%
Total Annual Fund Operating Expenses	1.14%		3.04%		0.86%		1.62%
Fee Waiver/Expense Reimbursement	0.00%		(1.19)%		(0.21)%		(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14	%1	1.85	%1	0..65	%1	1.45	%1

1The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, until at least February 28, 2012, so that the total annual operating expenses (excluding certain items) of the Class A shares, Class I share  and Class R shares do not exceed 1.15%,.65% and 1.45%, respectively and until at least February 28, 2014, so that the annual operating expenses (excluding certain items) of the Class C shares do no exceed 1.85%.

2.	The following replaces in its entirety the Fees and Expenses of the Fund example table found on page 2 of the Prospectus.

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$916	$1,167	$1,881
Class C	$288	$582	$1,262	$3,083
(If you sell your shares at the end of the period.)
Class C	$188	$582	$1,262	$3,083
(If you do not sell your shares at the end of the period.)
Class I	$66	$253	$456	$1,041
Class R	$148	$495	$865	$1,908

VF-Hybrid-SUPP1

3.	The following replaces in its entirety the section titled Principle Investment Strategy found on page 3 of the Prospectus.

Principal Investment Strategies

The Fund pursues its investment objective by investing in equity securities and fixed income securities. The Fund may invest in any type or class of security.

Under normal circumstances:

■  The Fund will invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock.

■  The Fund may invest up to 15% of its net assets in American Depository Receipts.

■  The Fund will invest at least 25% of it total assets in a portfolio of debt securities and preferred stocks. The debt securities are designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital US Aggregate Bond Index (“the Index”).

The portfolio will not hold every one of the more than 8,000 securities in the Index. To attempt to match the risk and return characteristics of the Index as closely as possible, the portfolio is invested in a statistically selected sample of the securities found in the Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

The Fund may also hold short-term debt securities and money market instruments.

The Barclays Capital U.S. Aggregate Bond Index includes investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. Investment-grade securities are rated in the four highest rating categories (AAA to BBB -). Bonds are represented in the index in proportion to their market value.

There is no guarantee that the Fund will achieve its objective.

4.	The following is inserted as the last bullet point of the Principle Risks section found on page 3 of the Prospectus.

■	The fund does not track the performance of the index due to fees, expenses, transaction costs and other factors that does not allow the fund to match the Index.

5.	The following replaces in its entirety the paragraph following the heading Portfolio Manager page 5 of the Prospectus.

Cynthia G. Koury is a Senior Portfolio Manager and Senior Managing Director with the Adviser, and has been a portfolio manager of the Fund since November 2004.

Lawrence G. Babin is a Chief Investment Officer and Senior Managing Director of the Adviser, and is the lead portfolio manager of the equity investments for the Fund. He has been a portfolio manager of the Fund since December 2003.

Ernest C. Pelaia is Chief Investment Officer Passive Investments and a Director of the Adviser and is the portfolio manager of the fixed income investments for the Fund. He has been a portfolio manager of the Fund since November 2010.

VF-Hybrid-SUPP1

6.	The following replaces in its entirety the heading and the paragraph titled “In making investment decisions involving Debt Securities, the Adviser considers:” as found on page 13 of the Prospectus.

In making investment decisions involving Debt Securities:

The adviser is attempting to replicate, as closely as possible, before the deduction of expenses, the performance of the Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

The Barclays Capital U.S. Aggregate Bond Index includes investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. Investment-grade securities are rated in the four highest rating categories (AAA to BBB -). Bonds are represented in the index in proportion to their market value.

7. Please delete the first bullet point and paragraph titled “Maturity:” as found on the top of page 14 of the Prospectus.

8. Please delete the section heading “Credit Default Swaps” and the paragraph that follows as found on page 17 of the Prospectus.

9. The following replaces in its entirety the chart following the heading Risk Factors found on page 18 of the Prospectus.

	Balanced Fund	Investment Grade Convertible Fund
Market risk and manager risk	✓	✓
Active trading risk	✓
Equity risk	✓	✓
Debt security risk	✓	✓
Below-investment-grade security risk		✓
Mortgage-related security risk	✓
Indexing risk	✓

10.	Please insert the following as the new last section on the bottom of page 20 of the Prospectus.

Risks associated with Indexing:

Indexing risk. An index fund’s performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses, transaction costs that the index itself does not and must maintain a certain level of liquidity to meet shareholder redemptions. The fund uses sampling techniques investing in a representative selection of securities included in the index rather than all securities in the index so the composition of its portfolio may diverge from that of the index. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

VF-Hybrid-SUPP1

11.	The following replaces in its entirety the section following the heading Portfolio Management found on page 21 of the Prospectus and continuing on page 22.

Portfolio Management

Cynthia G. Koury is the portfolio manager, Lawrence G. Babin is the lead portfolio manager of the equity investments and Ernest C. Pelaia is the portfolio manager of the fixed income investments of the Balanced Fund.

Ms. Koury is a Senior Portfolio Manager and Senior Managing Director of the Adviser and has been associated with the Adviser or an affiliate since 1996.

Mr. Babin is a Chief Investment Officer and Senior Managing Director of the Adviser and has been associated with the Adviser or an affiliate since 1982. Mr. Babin is a Chartered Financial Analyst Charter Holder.

Mr. Pelaia is Chief Investment Officer Passive Investments and a Director of the Adviser and has been associated with the Adviser since 1999. He has been a portfolio manager of the Fund since November 2010.

Richard A. Janus is lead portfolio manager, James K. Kaesberg is senior portfolio manager, and Amy E. Bush is portfolio manager of the Investment Grade Convertible Fund.

Mr. Janus is a Chief Investment Officer and Senior Managing Director of the Adviser, and has been associated with the Adviser or its affiliates since 1977.

Mr. Kaesberg is a portfolio manager and Managing Director of the Adviser, and has been associated with the Adviser or its affiliates since 1985.

Ms. Bush is a portfolio manager and Director of the Adviser and has been associated with the Adviser or an affiliate since 1993.

Portfolio Managers listed for each Fund are, together, primarily responsible for the day-to-day management of the Fund's portfolio.

The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-Hybrid-SUPP1